LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG-TERM PREPAYMENTS AND DEPOSITS
LONG-TERM PREPAYMENTS AND DEPOSITS

11.                               LONG-TERM PREPAYMENTS AND DEPOSITS

Long-term prepayments and deposits consist of the following:

	December 31,
	2010	2011

Prepayments for acquisition of fixed assets	$1,371,992	$1,132,235
Other deposits	9,605,954	16,915,183
Other long-term prepayments	2,800,628	1,848,767
	$13,778,574	$19,896,185

Other deposits mainly represent deposits for concession contracts.